Parent Company (the "Company") Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company (the "Company") Only Financial Information
Schedule of condensed balance sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	7,076,550	22,676,489	3,193,917
Restricted cash	—	—	—
Short-term investments	696,460	1,499,939	211,262
Amounts due from subsidiaries of the Company	6,657,631	15,453,012	2,176,511
Amounts due from related parties	87	89	13
Prepayments and other current assets	114,263	70,356	9,909
Total current assets	14,544,991	39,699,885	5,591,612
Non-current assets:
Investments in subsidiaries and VIEs	21,328,304	2,783,143	391,997
Total non-current assets	21,328,304	2,783,143	391,997
Total assets	35,873,295	42,483,028	5,983,609
LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	1,775,951	1,928,100	271,567
Current portion of long-term borrowings	—	3,286,640	462,914
Accruals and other liabilities	73,580	146,330	20,610
Total current liabilities	1,849,531	5,361,070	755,091
Long-term borrowings	10,155,599	11,575,725	1,630,407
Total non-current liabilities	10,155,599	11,575,725	1,630,407
Total liabilities	12,005,130	16,936,795	2,385,498
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	2,668	3,368	474
Class C Ordinary Shares	254	254	36
Treasury shares	(1,849,600)	(1,849,600)	(260,511)
Additional paid in capital	94,593,062	117,717,254	16,580,128
Accumulated other comprehensive loss	1,036,011	432,991	60,986
Accumulated deficit	(69,914,230)	(90,758,034)	(12,783,002)
Total shareholders’ equity	23,868,165	25,546,233	3,598,111
Total liabilities and shareholders’ equity	35,873,295	42,483,028	5,983,609

Schedule of condensed statements of comprehensive loss

	For the Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(4,735)	(24,039)	(99,587)	(14,027)
Total operating expenses	(4,735)	(24,039)	(99,587)	(14,027)
Loss from operations	(4,735)	(24,039)	(99,587)	(14,027)
Interest and investment income	61,292	207,057	524,173	73,828
Interest expense	(471,270)	(113,277)	(207,649)	(29,247)
Gain on extinguishment of debt	—	138,332	170,193	23,971
Equity in loss of subsidiaries and VIEs	(3,632,893)	(14,138,689)	(21,349,555)	(3,007,022)
Other income/(loss), net	61,876	(351,874)	121,800	17,155
Loss before income tax expense	(3,985,730)	(14,282,490)	(20,840,625)	(2,935,342)
Income tax benefit/(expense)	—	2,400	(3,179)	(446)
Net loss	(3,985,730)	(14,280,090)	(20,843,804)	(2,935,788)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(279,355)	(303,163)	(42,700)
Net loss attributable to ordinary shareholders of NIO Inc.	(10,572,309)	(14,559,445)	(21,146,967)	(2,978,488)
Net loss	(3,985,730)	(14,280,090)	(20,843,804)	(2,935,788)
Total comprehensive loss	(4,196,578)	(12,967,779)	(21,446,824)	(3,020,721)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(279,355)	(303,163)	(42,700)
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	(10,783,157)	(13,247,134)	(21,749,987)	(3,063,421)

Schedule of condensed statements of cash flows

	For The Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(8,697)	(4,949,308)	(8,262,167)	(1,163,702)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(40,770,898)	9,140,766	(1,972,672)	(277,845)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	22,382,871	(1,135,316)	25,782,226	3,631,351
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(445,787)	689,465	52,552	7,402
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(18,842,511)	3,745,607	15,599,939	2,197,206
Cash, cash equivalents and restricted cash at beginning of the year	22,173,454	3,330,943	7,076,550	996,711
Cash, cash equivalents and restricted cash at end of the year	3,330,943	7,076,550	22,676,489	3,193,917